Related Parties - Additional Information (Details) - Kyngstone Limited - USD ($)	3 Months Ended		9 Months Ended		12 Months Ended
	Jan. 31, 2023	Jan. 31, 2022	Jan. 31, 2023	Jan. 31, 2022	Apr. 30, 2022	Apr. 30, 2021
Related Party Transaction [Line Items]
Related party transaction, expenses	$ 0	$ 25,000	$ 0	$ 75,000	$ 87,500	$ 100,000
Due to related parties					$ 88,846	$ 88,444